Reconciliation of Liabilities Arising from Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 121,464	$ 134,227
Changes in liabilities arising from financing activities [abstract]
Repayments	(123,561)	(159,110)
Proceeds	102,706	148,340
Total cash flow	(20,855)	(10,770)
Business acquisition (note 4)	13,455	0
Changes in estimate (note 20)	(4,312)	(2,962)
Amortization of finance costs	242	426
Interest accretion on balances of purchase price payable	675	384
Impacts of foreign exchange	4,609	159
Total non-cash	14,669	(1,993)
Ending balance	115,278	121,464
Contingent consideration
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,082	7,037
Changes in liabilities arising from financing activities [abstract]
Repayments	0	0
Proceeds	0	0
Total cash flow	0	0
Business acquisition (note 4)	5,104	0
Changes in estimate (note 20)	(4,312)	(2,962)
Amortization of finance costs	0	0
Interest accretion on balances of purchase price payable	256	0
Impacts of foreign exchange	229	7
Total non-cash	1,277	(2,955)
Ending balance	5,359	4,082
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	117,382	127,190
Changes in liabilities arising from financing activities [abstract]
Repayments	(123,561)	(159,110)
Proceeds	102,706	148,340
Total cash flow	(20,855)	(10,770)
Business acquisition (note 4)	8,351	0
Changes in estimate (note 20)	0	0
Amortization of finance costs	242	426
Interest accretion on balances of purchase price payable	419	384
Impacts of foreign exchange	4,380	152
Total non-cash	13,392	962
Ending balance	$ 109,919	$ 117,382